Basis of Presentation and General Information, Toro Subsidiaries (Details)		6 Months Ended
	May 30, 2025 USD ($)	Jun. 30, 2025 USD ($) t	Jun. 30, 2024 USD ($)	Jan. 08, 2024 USD ($)	Sep. 05, 2023 USD ($)	Sep. 01, 2023 USD ($)	Jun. 15, 2023 USD ($)	May 18, 2023 USD ($)	May 12, 2023 USD ($)	Apr. 28, 2023 USD ($)	May 09, 2022 USD ($)
Subsidiaries in Consolidation [Abstract]
Advance paid for vessel acquisition		$ 5,442,500	$ 0
LPG Dream Terrax [Member]
Subsidiaries in Consolidation [Abstract]
DWT | t		4,743
Year built		2020
Delivery date to vessel owning company		May 26, 2023
LPG Dream Arrax [Member]
Subsidiaries in Consolidation [Abstract]
DWT | t		4,753
Year built		2015
Delivery date to vessel owning company		Jun. 14, 2023
LPG Dream Syrax [Member]
Subsidiaries in Consolidation [Abstract]
DWT | t		5,158
Year built		2015
Delivery date to vessel owning company		Jul. 18, 2023
LPG Dream Vermax [Member]
Subsidiaries in Consolidation [Abstract]
DWT | t		5,155
Year built		2015
Delivery date to vessel owning company		Aug. 04, 2023
M/T Wonder Altair [Member]
Subsidiaries in Consolidation [Abstract]
DWT | t		50,303
Year built		2021
Delivery date to vessel owning company		Jul. 11, 2025
Purchase price	$ 36,250,000
Advance paid for vessel acquisition	$ 5,400,000	$ 5,400,000
Percentage of purchase price paid as advance for vessel acquisition	15.00%	15.00%
M/T Wonder Mimosa [Member]
Subsidiaries in Consolidation [Abstract]
DWT | t		36,718
Year built		2006
Delivery date to vessel owning company		May 31, 2021
M/T Wonder Arcturus [Member]
Subsidiaries in Consolidation [Abstract]
Sales price											$ 13,150,000
M/T Wonder Polaris [Member]
Subsidiaries in Consolidation [Abstract]
Sales price								$ 34,500,000
M/T Wonder Bellatrix [Member]
Subsidiaries in Consolidation [Abstract]
Sales price									$ 37,000,000
M/T Wonder Musica [Member]
Subsidiaries in Consolidation [Abstract]
Sales price							$ 28,000,000
M/T Wonder Avior [Member]
Subsidiaries in Consolidation [Abstract]
Sales price										$ 30,100,000
M/T Wonder Vega [Member]
Subsidiaries in Consolidation [Abstract]
Sales price					$ 31,500,000
M/T Wonder Sirius [Member]
Subsidiaries in Consolidation [Abstract]
Sales price				$ 33,800,000
M/T Wonder Formosa [Member]
Subsidiaries in Consolidation [Abstract]
Sales price						$ 18,000,000
Zatanna Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		May 02, 2023
Vessel name		LPG Dream Terrax
Starfire Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		May 02, 2023
Vessel name		LPG Dream Arrax
Cyborg Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		May 02, 2023
Vessel name		LPG Dream Syrax
Nightwing Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		May 02, 2023
Vessel name		LPG Dream Vermax
Quicksilver Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Feb. 10, 2022
Vessel name		M/T Wonder Altair
Toro RBX Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Oct. 03, 2022
Elektra Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Apr. 27, 2021
Rocket Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Jan. 13, 2021
Drax Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Nov. 22, 2021
Colossus Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Apr. 27, 2021
Hawkeye Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Apr. 27, 2021
Starlord Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Apr. 15, 2021
Gamora Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Jan. 13, 2021
Robin Energy Ltd. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Sep. 24, 2024
Vision Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Apr. 27, 2021
Vessel name		M/T Wonder Mimosa
Xavier Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Apr. 27, 2021